Note 12 - Accumulated Deficit During Development Stage - Schedule of Accumulated Deficit During Development Stage (Details)	12 Months Ended
	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)
Statement Line Items [Line Items]
Balance	$ 225,888,680	$ 225,888,680	$ 214,161,131	$ 214,161,131		$ 195,130,889
Net loss for the year	23,400,949	$ 23,441,790	12,147,828		$ 19,123,464
Reclassify expired options from reserves	(3,705,344)		(326,544)		0
Reclassify forfeited options from reserves	0		(93,735)		(93,222)
Balance	$ 245,584,285		$ 225,888,680	$ 225,888,680	$ 214,161,131	$ 214,161,131